Transactions With Related Parties - Additional Information - Interchart (Details) - Interchart Shipping Inc. - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014	Apr. 01, 2014
Related Party Transaction [Line Items]
Acquisition date	Feb. 25, 2014
Percentage of total outstanding common shares		33.00%
Payment to acquire business		$ 200
Shares to acquire business		4,520
Fair value per share transferred			$ 72.55
New Services Agreement
Related Party Transaction [Line Items]
Monthly lump sum fee	$ 275
Expiration date of agreement	Dec. 31, 2018